As filed with the Securities and Exchange Commission on September 8, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08273
                                                     ---------


                        BUILDERS FIXED INCOME FUND, INC.
                        --------------------------------
               (Exact name of registrant as specified in charter)


                   218 HENRY ROAD, MANCHESTER, MISSOURI 63011
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 JOHN W. STEWART
                                 218 HENRY ROAD
                              MANCHESTER, MO 63011
                              --------------------
                     (Name and address of agent for service)


                                 (636) 207-0160
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: DECEMBER 31
                         -----------

Date of reporting period: JUNE 30, 2005
                          -------------

ITEM 1. REPORT TO STOCKHOLDERS.


                        BUILDERS FIXED INCOME FUND, INC.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                                  JUNE 30, 2005




THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE BUILDERS FIXED INCOME FUND, INC. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

July 12, 2005

Dear Shareholder,

As the Chairman of the Builders Fixed Income Fund, Inc. (the "Fund"), I would like to express my sincere appreciation for your investment in the Fund. It is a privilege to serve the needs of our investors by seeking to provide quality fixed income investment services. The Fund's ProLoan program also provides home mortgages to buyers of newly constructed homes while promoting employment opportunities for organized building trade members. Capital Mortgage Management, Inc. ("CMM"), the Fund's manager, actively participates in coordinating the origination and securitization of ProLoan home mortgages. We believe our hands-on approach leads to a substantial impact in our targeted mortgage markets.

We are pleased to present the Fund's financial statements for the six months ended June 30, 2005. The Fund's goal seeks to deliver quality core plus fixed income management to its investors. Principal Global Investors, LLC, the Fund's subadviser, manages the Fund's investments and its ProLoan mortgage pipeline to achieve the best returns possible. Principal has a large staff of portfolio managers, analysts, and others knowledgeable in all aspects of the fixed income market. Principal's skill in mortgage-backed securities and fixed income investment management in general provides the resources needed to effectively manage the Fund's portfolio. Principal's continued goal is to maximize opportunities for the Fund in the fixed income markets.

The Fund's net asset value per share was $14.78 on June 30, 2005, compared to $14.74 on December 31, 2004. The Fund's total net assets were $241,479,887 on June 30, 2005.

At CMM, we are focusing our efforts on developing new relationships with several institutional investors. Our marketing team will continue to promote the Fund to Taft-Hartley plans and other pension plans and institutional investors across the country. Through the ProLoan program, CMM also coordinated the origination and securitization of home mortgages in various cities in the Midwest, generating approximately 43 ProLoan applications in the principal amount of $10,299,084 in the first six months of 2005.

The ProLoan program will continue its substantial progress in St. Louis, Missouri, Southern Illinois, Milwaukee, Wisconsin, and Louisville, Kentucky.

We will strive to provide improved returns for our investors in the coming year, and to generate jobs and stimulate the economies served by the ProLoan program. As always, I am available to discuss all aspects of the Fund with our investors. Please do not hesitate to contact me with any questions.


                                              Sincerely,


                                              John W. Stewart
                                              Chairman and President
                                              Builders Fixed Income Fund, Inc.

July 12, 2005

Dear Shareholder:

After climbing in the first quarter, yields on U.S. Treasuries moved lower in the second quarter and the 10-year yield closed at 3.94%. The risk differential between short (2 year) and long-term (10 year) Treasury yields continued to narrow throughout the six-month period, moving from 0.7% at the end of the calendar first quarter and ending the calendar second quarter at 0.3%. Early in the calendar second quarter, investors thought that U.S. and global economies were entering a period of slower growth. To the extent the data became softer, expectations for the second half of 2005 became fuzzier.

Not only have investors' opinions on growth diverged, but their expectations on central bank policy have splintered a bit as well. After the Federal Reserve
(Fed) increased the fed funds rate to 3.25%, some felt it was virtually finished with its tightening phase while others insisted that the Fed will remain in a tightening phase into next year. We believe the U.S. economy will record slower growth than last year, but it is not a rate of growth that would be characteristic of a weak economy.

Commercial mortgage-backed securities (CMBS) were strong performers throughout the six months. Investment grade corporate bonds remained weak throughout the period due to concerns over merger and acquisition activity and leveraged buyouts. The corporate bond market was also adversely impacted by the auto industry sell-off led by the downgrade of both General Motors and Ford.

Builders Fixed Income Fund, Inc. (the "Fund") outperformed the Lehman Aggregate Bond Index(1) (the "Index") for the six months ending June 30, 2005, returning 2.52% (after deducting fees and expenses) vs. 2.51% for the Index (which reflects no deduction for fees and expenses). Performance was enhanced by the Fund's duration positioning in comparison to the Index and its sector positioning along the curve. The Fund maintained a shorter duration than the Index, which helped performance when rates rose during the first quarter, but negatively impacted performance as rates fell during the second quarter.

Most investment sectors had positive excess returns during the period, in comparison to similar duration Treasuries. Corporate bonds were the only exception and ended the six months with negative excess returns. Both investment grade and below investment grade corporate bonds underperformed Treasuries and the broader fixed income market during the period.

The Fund lowered its weighting to investment grade corporate bonds during the second quarter to a neutral weighting in comparison to the Index. In addition, the Fund also lowered its weighting to below investment grade corporate bonds, but since this is an out of Index allocation, this sector's performance adversely impacted the Fund.

The Fund benefited from the flattening in the yield curve throughout the period by being underweighted in shorter maturity U.S. Treasury bonds that underperformed longer maturity Treasuries.

During the six-month period, the Fund committed to purchase $10.3 million of new construction loans to qualified buyers who utilize union labor ("ProLoans").

The U.S. economy has worked through the first quarter inventory overhang and should record a +4.1% level of final sales for the second quarter. As interest rates have stayed low, residential housing sales and new construction activity has been considerably stronger than expected. Employment continues to grow, which has kept personal income growth at a high level. As a result, consumer spending remains a primary source of economic growth. Longer term, the main risk is whether growth expectations will be undercut by continued Fed tightening and higher oil and energy prices.

The Fund's portfolio management strategies focus on long-term fundamental value and disciplined risk management. Our investment style reflects a deep-rooted commitment to research. Our experienced staff of credit analysts and industry specialists provides in-depth coverage of over 500 corporate debt issuers. We also draw from internal valuation tools for securities with variable cash flow characteristics, embedded options and amortization features. The process also incorporates the analysis of economic trends and credit market conditions in over 50 countries worldwide.

We place primary emphasis on investing in investment grade securities that we believe offer superior risk-adjusted yield premiums. Within the Fund's portfolio, we attempt to carefully diversify risk at the security, industry/sector and portfolio levels. To accomplish this goal, we typically limit the Fund's exposure to a single corporate issuer, and we take particular care to limit the contribution to duration associated with lower rated credits.

We appreciate the opportunity to serve as subadviser to the Fund and we look forward to a long association with the Fund and its investors.

Sincerely,


Martin J. Schafer
Portfolio Manager


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. This index is not available for investment and does not incur expenses.

                        BUILDERS FIXED INCOME FUND, INC.
                                 Expense Example
                                   (Unaudited)

--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                  HYPOTHETICAL PERFORMANCE
         EXPENSE EXAMPLE               ACTUAL PERFORMANCE        (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------------------
Beginning Account Value (01/01/05)         $1,000.00                      $1,000.00
Ending Account Value (06/30/05)            $1,025.20                      $1,021.82
Expenses Paid during Period*                   $3.01                          $3.01

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.60%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN MOST RECENT FISCAL HALF-YEAR PERIOD (181), THEN DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (365) (TO REFLECT THE ONE-HALF YEAR PERIOD).

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY: 18.0%

FEDERAL HOME LOAN BANK: 1.0%
     $ 2,420,000    4.875%, 11/15/06 *                                                             $   2,452,573
                                                                                                   -------------

FEDERAL HOME LOAN MORTGAGE CORP.: 1.1%
         280,000    4.625%, 05/28/13 **                                                                  277,302
       1,600,000    4.500%, 07/15/13                                                                   1,637,101
         650,000    5.125%, 11/07/13 **                                                                  652,532
                                                                                                   -------------
                                                                                                       2,566,935
                                                                                                   -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.9%
       2,000,000    3.875%, 11/17/08 *                                                                 1,987,946
       1,900,000    7.250%, 05/15/30 *                                                                 2,646,580
                                                                                                   -------------
                                                                                                       4,634,526
                                                                                                   -------------

U.S. TREASURY INFLATION INDEXED BONDS: 3.1%
       2,302,481    3.375%, 01/15/07                                                                   2,376,324
         860,082    3.875%, 01/15/09                                                                     936,112
       1,445,488    4.250%, 01/15/10                                                                   1,627,078
       2,421,762    2.000%, 01/15/14                                                                   2,495,267
                                                                                                   -------------
                                                                                                       7,434,781
                                                                                                   -------------

U.S. TREASURY NOTES/BONDS: 7.8%
       2,350,000    3.625%, 07/15/09                                                                   2,342,934
       3,225,000    5.000%, 02/15/11                                                                   3,427,446
       1,300,000    4.000%, 02/15/14                                                                   1,308,228
       1,200,000    4.750%, 05/15/14                                                                   1,273,688
       2,100,000    4.250%, 08/15/13                                                                   2,153,157
       2,350,000    4.250%, 11/15/14                                                                   2,405,906
       2,200,000    7.250%, 05/15/16                                                                   2,817,806
       2,600,000    5.375%, 02/15/31                                                                   3,068,814
                                                                                                   -------------
                                                                                                      18,797,979
                                                                                                   -------------

U.S. TREASURY STRIPS: 3.0%
       3,250,000    9.875%, 11/15/15 *                                                                 2,139,868
       4,600,000    9.000%, 11/15/18 *                                                                 2,621,356
       2,000,000    8.750%, 05/15/20 *                                                                 1,057,652
       3,500,000    6.875%, 08/15/25 *                                                                 1,460,753
                                                                                                   -------------
                                                                                                       7,279,629
                                                                                                   -------------

OTHER U.S. GOVERNMENT AGENCY: 0.1%
         165,000    Housing Urban Development
                        2.990%, 08/01/05                                                                 165,000
                                                                                                   -------------

TOTAL U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY
  (cost $41,623,584)                                                                                  43,331,423
                                                                                                   -------------

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES: 32.4%

FEDERAL HOME LOAN MORTGAGE CORP.: 21.3%
     $10,607,136    Pool B11269
                        5.000%, 12/01/18 *                                                         $  10,738,049
         108,524    Pool C01220
                        6.500%, 09/01/31                                                                 112,616
          72,900    Pool C01244
                        6.500%, 10/01/31                                                                  75,649
          19,605    Pool C01246
                        7.000%, 10/01/31                                                                  20,649
          95,504    Pool C01252
                        6.500%, 11/01/31                                                                  99,105
         142,547    Pool C01287
                        6.500%, 01/01/32                                                                 147,922
         654,524    Pool C01435
                        6.000%, 12/01/32 *                                                               672,004
         642,055    Pool C01753
                        5.000%, 01/01/34                                                                 643,279
       1,153,595    Pool C01785
                        5.000%, 02/01/34                                                               1,155,795
       1,277,865    Pool C01796
                        5.000%, 03/01/34                                                               1,279,883
       1,809,542    Pool C01811
                        5.000%, 04/01/34                                                               1,812,399
         565,129    Pool C01839
                        5.000%, 05/01/34                                                                 566,021
       1,966,648    Pool C01846
                        5.000%, 06/01/34                                                               1,969,753
         121,081    Pool C70921
                        6.000%, 09/01/32                                                                 124,315
         154,538    Pool E01049
                        6.000%, 09/01/16                                                                 159,835
         241,638    Pool E01142
                        6.500%, 04/01/17                                                                 251,553
         175,149    Pool E85540
                        6.500%, 09/01/16                                                                 182,319
       1,175,998    Pool E88188
                        6.000%, 02/01/17 *                                                             1,216,311
         760,837    Pool E90878
                        5.500%, 08/01/17 *                                                               781,396
         792,246    Pool E90928
                        6.000%, 07/01/17 *                                                               819,466
          61,933    Pool G01198
                        7.000%, 11/01/30                                                                  65,268
       1,790,628    Pool G08001
                        5.000%, 07/01/34                                                               1,793,456
       1,199,505    Pool G08005
                        5.500%, 08/01/34                                                               1,217,422
       1,757,563    Pool G08009
                        5.000%, 09/01/34                                                               1,760,338

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
     $ 1,222,359    Pool G08014
                        5.000%, 10/01/34                                                           $   1,224,289
         866,179    Pool G08015
                        5.500%, 10/01/34                                                                 879,117
         637,436    Pool G08021
                        5.500%, 11/01/34                                                                 646,957
         831,515    Pool G08026
                        5.000%, 12/01/34                                                                 832,827
         517,537    Pool G08027
                        5.500%, 12/01/34                                                                 525,267
       1,374,269    Pool G08035
                        5.000%, 01/01/35                                                               1,376,439
       1,408,517    Pool G08040
                        5.000%, 02/01/35                                                               1,410,746
         682,548    Pool G08046
                        5.500%, 03/01/35                                                                 692,724
         243,629    Pool M80733
                        5.500%, 03/01/09 *                                                               247,385
       1,538,528    Pool G08051
                        5.000%, 04/01/35                                                               1,540,964
         961,332    Pool G08057
                        5.000%, 05/01/35                                                                 962,854
       1,362,162    Pool G08058
                        5.500%, 05/01/35                                                               1,382,470
       1,072,288    Pool G08062
                        5.000%, 06/01/35                                                               1,073,985
      10,850,000    FHLMC Gold TBA
                        5.500%, 06/15/35                                                              11,002,573
                                                                                                   -------------
                                                                                                      51,463,400
                                                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 7.9%
          45,830    Pool 253398
                        8.000%, 08/01/30                                                                  49,305
          22,314    Pool 253436
                        7.500%, 09/01/30                                                                  23,850
          81,243    Pool 253437
                        8.000%, 09/01/30                                                                  87,402
          91,372    Pool 253481
                        8.000%, 10/01/30                                                                  98,300
         158,763    Pool 253516
                        8.000%, 11/01/30                                                                 170,800
          70,074    Pool 253546
                        7.500%, 12/01/30                                                                  74,899
         157,749    Pool 253547
                        8.000%, 12/01/30                                                                 169,709
          50,443    Pool 253643
                        7.500%, 02/01/31                                                                  53,916
          88,608    Pool 253672
                        7.000%, 03/01/31                                                                  93,495
          80,104    Pool 253673
                        7.500%, 03/01/31                                                                  85,620

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
     $   156,507    Pool 253711
                        7.000%, 04/01/31                                                           $     165,130
          58,002    Pool 253712
                        7.500%, 04/01/31                                                                  61,995
         177,506    Pool 253795
                        7.000%, 05/01/31                                                                 187,287
           9,574    Pool 253796
                        7.500%, 05/01/31                                                                  10,233
         172,439    Pool 253842
                        7.000%, 06/01/31                                                                 181,941
          65,478    Pool 253889
                        6.500%, 07/01/31                                                                  67,940
          90,157    Pool 253895
                        7.000%, 08/01/31                                                                  95,125
         251,890    Pool 253907
                        7.000%, 07/01/31                                                                 265,769
          50,328    Pool 253949
                        6.500%, 09/01/31                                                                  52,221
         299,828    Pool 253950
                        7.000%, 09/01/31                                                                 316,349
          40,584    Pool 254007
                        6.500%, 10/01/31                                                                  42,110
         244,309    Pool 254008
                        7.000%, 10/01/31                                                                 257,771
          36,418    Pool 254050
                        6.500%, 11/01/31                                                                  37,787
         102,927    Pool 254051
                        7.000%, 11/01/31                                                                 108,599
         126,625    Pool 254092
                        6.500%, 12/01/31                                                                 131,386
          23,825    Pool 254093
                        7.000%, 12/01/31                                                                  25,137
         178,220    Pool 254147
                        6.500%, 01/01/32                                                                 184,921
         161,722    Pool 254198
                        6.000%, 02/01/32                                                                 166,060
          19,782    Pool 254199
                        6.500%, 02/01/32                                                                  20,526
         319,307    Pool 254238
                        6.000%, 03/01/32                                                                 327,885
         246,145    Pool 254263
                        6.500%, 04/01/32                                                                 255,241
         331,777    Pool 254311
                        6.500%, 05/01/32                                                                 344,037
          96,439    Pool 254346
                        6.500%, 06/01/32                                                                 100,002
         460,766    Pool 254366
                        5.500%, 06/01/09 *                                                               467,485
         149,502    Pool 254378
                        6.500%, 07/01/32                                                                 155,027
         441,747    Pool 254406
                        6.500%, 08/01/32                                                                 458,071

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
     $   207,895    Pool 254448
                        6.500%, 09/01/32                                                           $     215,577
         311,725    Pool 254549
                        6.000%, 12/01/32                                                                 319,890
         369,033    Pool 254637
                        5.500%, 02/01/33                                                                 374,641
          84,483    Pool 254638
                        6.000%, 02/01/33                                                                  86,695
         715,307    Pool 254720
                        4.500%, 05/01/18 *                                                               712,792
       1,047,820    Pool 254949
                        5.000%, 11/01/33                                                               1,049,618
         123,066    Pool 504974
                        6.500%, 07/01/29                                                                 127,845
       3,343,717    Pool 699840
                        5.000%, 04/01/18 *                                                             3,384,842
         754,607    Pool 735341
                        4.342%, 12/01/34                                                                 757,655
         477,071    Pool 778961
                        4.256%, 06/01/34                                                                 479,005
         288,735    Pool 786143
                        4.389%, 07/01/34                                                                 289,838
         739,194    Pool 810063
                        4.656%, 03/01/35                                                                 743,910
       5,070,000    FNMA TBA
                        5.500%, 07/01/35                                                               5,139,713
                                                                                                   -------------
                                                                                                      19,075,352
                                                                                                   -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.2%
         654,501    Pool 003150
                        6.500%, 10/20/31                                                                 681,689
       1,053,678    Pool 003187
                        6.000%, 01/20/32 *                                                             1,086,012
         383,392    Pool 448335
                        6.500%, 04/15/31                                                                 401,002
          13,277    Pool 581950
                        7.500%, 03/15/32                                                                  14,232
       5,400,000    GNMA TBA
                        5.500%, 07/01/35                                                               5,514,750
                                                                                                   -------------
                                                                                                       7,697,685
                                                                                                   -------------

TOTAL U.S. GOVERNMENT AGENCY -  MORTGAGE BACKED SECURITIES
  (cost $78,083,134)                                                                                  78,236,437
                                                                                                   -------------

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
ASSET BACKED SECURITIES: 21.0%
     $   300,000    ACE Securities Corp.
                        Series 2005-HE1 Class A2B
                        3.544%, 03/25/35 *(b)                                                      $     300,561
         850,000    ACE Securities Corp.
                        Series 2005-HE4 Class A2B
                        3.536%, 07/25/35 (b)                                                             850,000
         750,000    American Express Master Trust**
                        Series 2001-4 Class A
                        3.350%, 11/17/08 *(b)                                                            751,266
         542,521    Ameriquest Mortgage Securities, Inc.
                        Series 2005-R1 Class A1B
                        3.530%, 02/25/35 *(b)                                                            543,315
         425,000    Ameriquest Mortgage Securities, Inc.
                        Series 2005-R1 Class A2B
                        3.614%, 06/30/35 (b)                                                             425,000
       1,000,000    Banc of America Commercial Mortgage, Inc.
                        Series 2003-1 Class A2
                        4.648%, 09/11/36 *                                                             1,014,617
      33,513,000    Banc of America Commercial Mortgage, Inc.
                         Series 2005-3 Class XC
                        0.051%, 07/10/43 (b)(c)                                                          405,809
       3,092,799    Banc of America Commercial Mortgage, Inc.
                         Series 2004-2 Class XC
                        0.086%, 11/10/38 (a)(b)(c)                                                        61,695
         270,000    Bear Stearns Adjustable Rate Mortgage Trust
                         Series 2004-4 Class A6
                        3.517%, 06/25/34 (b)                                                             264,642
         296,297    Bear Stearns Commercial Mortgage Securities, Inc.
                        Series 1999-WF2 Class A1
                        6.800%, 07/15/31 *                                                               304,312
       3,069,684    Bear Stearns Commercial Mortgage Securities, Inc.
                        Series 2003-PWR2 Class X2
                        0.651%, 05/11/39 (a)(b)(c)                                                        75,637
         575,000    Bear Stearns Commercial Mortgage Securities, Inc.
                        Series 2004-PWR4 Class A3
                        5.468%, 06/11/41 (b)                                                             612,989
         718,830    Bella Vista Mortgage Trust
                         Series 2005-2 Class 2A1
                        4.010%, 05/20/35 (b)                                                             719,382
         500,000    Capital Auto Receivables Asset Trust
                          Series 2004-2 Class B
                        3.920%, 11/16/09                                                                 495,669
       1,000,000    Capital One Multi-Asset Execution Trust
                         Series 2004-B1 Class B1
                        3.660%, 11/15/11 *(b)                                                          1,005,960
         670,000    Capital One Multi-Asset Execution Trust
                         Series 2004-B2 Class B2
                        3.440%, 12/15/09 (b)                                                             671,459
         425,000    Carrington Mortgage Loan Trust
                        Series 2005-NC1 Class A1B
                        3.574%, 01/25/35 *(b)                                                            425,783

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
ASSET BACKED SECURITIES (CONTINUED)
     $ 3,340,517    Chase Commercial Mortgage Securities Corp.
                        Series 2000-2 Class A1
                        7.543%, 07/15/32 *                                                         $   3,536,364
         325,000    Chase Credit Card Master Trust
                        Series 2004-1 Class B
                        3.420%, 05/15/09 *(b)                                                            325,186
         750,000    Chase Credit Card Master Trust
                        Series 2003-6 Class B
                        3.570%, 02/15/11 *(b)                                                            756,248
         553,151    Chase Funding Mortgage Loan Asset-Backed Certificates
                        Series 2003-6 Class 2A2
                        3.604%, 09/25/33 (b)                                                             554,460
         475,000    Citibank Credit Card Master Trust I
                        Series 1997-4 Class B
                        3.669%, 03/10/11 *(b)                                                            477,442
       1,500,000    Commercial Mortgage Pass-Through Certificates
                        Series 2000-C1 Class A2
                        7.416%, 08/15/33 *                                                             1,676,523
       1,100,000    Commercial Mortgage Pass-Through Certificates
                        Series 2004-LB4A Class A2
                        4.049%, 10/15/37                                                               1,088,845
         722,946    Countrywide Alternative Loan Trust
                        Series 2005-24 Class 2A1A
                        4.230%, 07/20/35 (b)                                                             729,497
         250,000    Countrywide Asset-Backed Certificates
                        Series 2004-6 Class 2A2
                        3.170%, 08/25/32 (b)                                                             250,550
         500,000    Countrywide Asset-Backed Certificates
                        Series 2003-BC5 Class M4
                        5.014%, 04/25/33 *(b)                                                            512,144
         600,000    Countrywide Asset-Backed Certificates
                        Series 2004-12 Class 2AV2
                        3.594%, 09/25/33 (b)                                                             601,711
         750,000    Countrywide Asset-Backed Certificates
                        Series 2003-BC3 Class M1
                        4.084%, 06/25/33 *(b)                                                            754,974
         640,000    Countrywide Asset-Backed Certificates
                        Series 2005-BC3 Class M1
                        3.930%, 06/25/35 (b)                                                             640,000
       3,044,706    CS First Boston Mortgage Securities Corp.
                        Series 2003-CK2 Class ASP
                        1.429%, 03/15/36 (a)(b)(c)                                                       136,902
       4,296,037    CS First Boston Mortgage Securities Corp.
                        Series 2004-C2 Class ASP
                        0.521%, 05/15/36 (a)(b)(c)                                                        86,711
       4,673,106    CS First Boston Mortgage Securities Corp.
                        Series 2004-C3 Class ASP
                        0.683%, 07/15/36 (a)(b)(c)                                                       134,889
         130,000    CS First Boston Mortgage Securities Corp.
                        Series 1999-C1 Class C
                        7.948%, 09/15/41 (b)                                                             146,613

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
ASSET BACKED SECURITIES (CONTINUED)
     $ 6,580,615    CS First Boston Mortgage Securities Corp.
                        Series 2004-C5 Class AX
                        0.071%, 11/15/37 (a)(b)(c)                                                 $     147,261
         545,000    DLJ Mortgage Acceptance Corp.
                        Series 1997-CF2 Class A3
                        6.990%, 10/15/30 (a)                                                             566,851
         580,000    First NLC Trust
                        Series 2005-2 Class AV2
                        3.616%, 06/25/35 (b)                                                             580,000
         250,000    First Union National Bank Commercial Mortgage
                        Series 2000-C1 Class C
                        8.087%, 05/15/32                                                                 288,402
         750,000    First USA Credit Card Master Trust
                        Series 2001-3 Class A
                        3.400%, 11/19/08 *(b)                                                            751,247
         750,000    First USA Credit Card Master Trust
                        Series 2001-4 Class B
                        1.974%, 01/12/09 *(b)                                                            752,106
         480,000    Ford Credit Auto Owner Trust
                        Series 2005-A Class A B
                        3.880%, 01/15/10                                                                 474,738
       1,265,000    GE Capital Commercial Mortgage Corp.
                        Series 2005-C2 Class A4
                        4.978%, 05/10/43 (b)                                                           1,304,032
       6,145,308    GE Capital Commercial Mortgage Corp.
                        Series 2004-C2 Class X2
                        0.869%, 03/10/40 (a)(b)(c)                                                       167,927
       4,492,814    GMAC Commercial Mortgage Securities, Inc.
                        Series 2004-C1 Class X2
                        0.934%, 03/10/38 (a)(b)(c)                                                       167,631
      31,417,000    Greenwich Capital Commercial Funding Corp.
                        Series 2004-GG1 Class XP
                        0.392%, 06/10/36 (a)(b)(c)                                                       515,679
         366,266    Impac CMB Trust
                        Series 2003-11 Class 1A2
                        3.814%, 10/25/33 *(b)                                                            367,031
         513,358    Impac CMB Trust
                        Series 2005-1 Class 2A2
                        3.614%, 04/25/35 *(b)                                                            513,492
         467,205    Indymac Index Mortgage Loan Trust
                        Series 2005-AR8 Class 2A1A
                        3.544%, 04/25/35 *(b)                                                            467,810
         800,000    Indymac Index Mortgage Loan Trust
                        Series 2005-AR14 Class 2A1A
                        3.626%, 08/25/35 (b)                                                             800,000
       4,271,879    JP Morgan Chase Commercial Mortgage Securities Corp.
                        Series 2004-CB8 Class X2
                        1.163%, 01/12/39 (a)(b)(c)                                                       204,345
       6,804,504    JP Morgan Chase Commercial Mortgage Securities Corp.
                        Series 2004-C3 Class X1
                        0.046%, 01/15/42 (a)(b)(c)                                                       129,367

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
ASSET BACKED SECURITIES (CONTINUED)
     $   159,315    Keycorp
                        Series 2000-C1 Class A1
                        7.617%, 05/17/32 *                                                         $     161,019
         621,951    LB-UBS Commercial Mortgage Trust
                        Series 2000-C3 Class A1
                        7.950%, 05/15/15 *(b)                                                            653,227
         500,000    LB-UBS Commercial Mortgage Trust
                        Series 2002-C2 Class A2
                        4.904%, 06/15/26 *                                                               508,968
       1,100,000    LB-UBS Commercial Mortgage Trust
                        Series 2005-C1 Class A2
                        4.310%, 02/15/30                                                               1,100,118
      15,900,000    LB-UBS Commercial Mortgage Trust
                        Series 2005-C3 Class XCL
                        0.133%, 07/15/40 (a)(b)(c)                                                       352,781
       2,848,031    LB-UBS Commercial Mortgage Trust
                        Series 2004-C2 Class XCL
                        0.211%, 03/15/36 (a)(b)(c)                                                        86,808
       2,622,308    LB-UBS Commercial Mortgage Trust
                        Series 2004-C2 Class XCP
                        1.197%, 03/15/36 (a)(b)(c)                                                       121,389
       3,580,392    LB-UBS Commercial Mortgage Trust
                        Series 2004-C6 Class XCP
                        0.744%, 08/15/36 (a)(b)(c)                                                       108,672
         170,000    Long Beach Mortgage Loan Trust
                        Series 2004-2 Class M1
                        3.844%, 06/25/34 *(b)                                                            170,527
         750,000    MBNA Credit Card Master Note Trust
                        Series 2002-B2 Class B2
                        3.600%, 10/15/09 *(b)                                                            753,872
         670,000    Merrill Lynch Mortgage Investors, Inc.
                        Series 2004-WMC3 Class M1
                        3.874%, 01/25/35 *(b)                                                            674,190
          67,846    Merrill Lynch Mortgage Investors, Inc.
                        Series 1997-C1 Class A3
                        7.120%, 06/18/29                                                                  69,813
         675,000    Merrill Lynch Mortgage Investors, Inc.
                        Series 2004-WMC5  Class A2B2
                        3.820%, 07/25/35 *(b)                                                            677,352
       2,600,000    Morgan Stanley Capital I
                        Series 2004-HQ3 Class X2
                        1.117%, 01/13/41 (a)(b)(c)                                                       120,461
         530,252    MSDWCC Heloc Trust
                        Series 2005-1 Class A
                        3.504%, 07/25/17 *(b)                                                            530,614
         750,000    New Century Home Equity Loan Trust
                        Series 2003-6 Class M1
                        4.034%, 01/25/34 *(b)                                                            754,357
         450,000    New Century Home Equity Loan Trust
                        Series 2005-3 Class A2C
                        3.570%, 07/25/35                                                                 451,159

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
ASSET BACKED SECURITIES (CONTINUED)
     $   475,000    Option One Mortgage Loan Trust
                        Series 2004-2 Class M2
                        4.364%, 05/25/34 *(b)                                                      $     475,286
         475,000    Option One Mortgage Loan Trust
                        Series 2004-2 Class M1
                        3.844%, 05/25/34 *(b)                                                            476,060
         250,000    Option One Mortgage Loan Trust
                        Series 2004-3 Class A3
                        3.614%, 11/25/34 (b)                                                             250,759
         750,000    Residential Asset Securities Corp.
                        Series 2003-KS10 Class MII1
                        3.904%, 12/25/33 *(b)                                                            753,164
         725,000    Residential Asset Securities Corp.
                        Series 2005-EMX2 Class A3
                        3.596%, 06/29/35 (b)                                                             725,000
         725,000    Saxon Asset Securities Trust
                        Series 2005-1 Class A2B
                        3.339%, 03/25/35 *(b)                                                            726,217
         600,000    Sears Credit Account Master Trust
                        Series 2000-2 Class B
                        7.000%, 09/15/09                                                                 604,399
         325,000    Specialty Underwriting & Residential Finance
                        Series 2004-BC1 Class M1
                        3.824%, 02/25/35 *(b)                                                            325,517
       1,175,000    Wachovia Bank Commercial Mortgage Trust
                        Series 2005-C18 Class A4
                        4.935%, 04/15/42 (b)                                                           1,205,704
      15,449,392    Wachovia Bank Commercial Mortgage Trust
                        Series 2005-C16 Class XP
                        0.469%, 10/15/41 (a)(b)(c)                                                       359,863
      24,300,000    Wachovia Bank Commercial Mortgage Trust
                        Series 2005-C17 Class XP
                        0.301%, 03/15/42 (a)(b)(c)                                                       401,120
         850,000    Washington Mutual, Inc.
                        Series 2005-AR8 Class 2A1A
                        3.678%, 07/25/45 (b)                                                             850,000
         215,000    Washington Mutual, Inc.
                        Series 2005-AR5 Class A4
                        4.690%, 05/25/35 (b)                                                             214,828
         344,000    Washington Mutual, Inc.
                        Series 2005-AR6 Class 2A1A
                        3.550%, 04/25/45 *(b)                                                            344,000
         344,000    Washington Mutual, Inc.
                        Series 2005-AR6 Class 2AB3
                        3.590%, 04/25/45 *(b)                                                            344,000
         450,000    Washington Mutual, Inc.
                        Series 2004-AR4 Class A6
                        3.810%, 06/25/34 (b)                                                             443,071
         549,866    Washington Mutual, Inc.
                        Series 2005-AR2 Class B1
                        3.844%, 01/25/45 *(b)                                                            540,825

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
ASSET BACKED SECURITIES (CONTINUED)
     $   638,862    Washington Mutual, Inc.
                        Series 2004-AR10 Class A1B
                        3.734%, 07/25/44 *(b)                                                      $     640,398
         350,000    Wells Fargo Home Equity Trust
                        Series 2004-1 Class M1
                        3.814%, 04/25/34 *(b)                                                            350,216
       3,831,909    Wells Fargo Mortgage Backed Securities Trust
                        Series 2003-N Class 2A1
                        4.745%, 12/25/33 (b)                                                           3,818,056

TOTAL ASSET BACKED SECURITIES                                                                      -------------
  (cost $50,107,316)                                                                                  50,678,884
                                                                                                   -------------

CORPORATE BONDS: 37.0%

BANK: 2.2%
          20,000    Citigroup, Inc.
                        6.625%, 06/15/32                                                                  23,957
         725,000    Citigroup, Inc.
                        3.420%, 05/18/10                                                                 726,158
         750,000    Huntington Bancshares, Inc.
                        3.568%, 12/01/05 (b)                                                             750,515
         475,000    JP Morgan Chase & Co.
                        4.750%, 03/01/15                                                                 476,368
         750,000    JP Morgan Chase & Co.
                        5.250%, 05/01/15                                                                 776,522
         535,000    PNC Funding Corp.
                        5.750%, 08/01/06                                                                 543,154
         210,000    Synovus Financial Corp.
                        5.125%, 06/15/17 (a)                                                             214,136
         600,000    Wachovia Bank NA
                        7.800%, 08/18/10                                                                 697,673
         350,000    Wachovia Bank NA
                        4.875%, 02/01/15                                                                 356,804
         325,000    Wachovia Corp.
                        5.250%, 08/01/14                                                                 339,875
         220,000    Washington Mutual Bank FA
                        6.875%, 06/15/11                                                                 245,614
         225,000    Wells Fargo & Co.**
                        3.120%, 08/15/08                                                                 219,310
                                                                                                   -------------
                                                                                                       5,370,086
                                                                                                   -------------

ENERGY: 2.2%
         525,000    Amerada Hess Corp.
                        7.300%, 08/15/31                                                                 635,483
         500,000    Canadian Oil Sands Ltd.
                        4.800%, 08/10/09 (a)                                                             504,100
         150,000    Citgo Petroleum Corp.
                        6.000%, 10/15/11                                                                 150,375
         200,000    Devon Financing Corp. ULC
                        7.875%, 09/30/31                                                                 260,972
         175,000    Husky Energy, Inc.
                        6.250%, 06/15/12                                                                 189,620

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
ENERGY (CONTINUED)
       $ 230,000    Husky Energy, Inc.
                        6.150%, 06/15/19                                                           $     248,640
         360,000    Kerr-McGee Corp.
                        8.125%, 10/15/05                                                                 365,116
         150,000    Key Energy Services, Inc.
                        8.375%, 03/01/08                                                                 155,625
         370,000    Nexen, Inc.
                        5.050%, 11/20/13                                                                 375,836
         125,000    Nexen, Inc.
                        7.875%, 03/15/32                                                                 158,083
         250,000    Occidental Petroleum Corp.**
                        4.000%, 11/30/07                                                                 249,303
         125,000    Paramount Resources Ltd.
                        8.500%, 01/31/13                                                                 125,625
         155,000    Petro-Canada
                        5.950%, 05/15/35                                                                 162,720
         430,000    Pioneer Natural Resources Co.
                        5.875%, 07/15/16                                                                 434,511
         275,000    Precision Drilling Corp.
                        5.625%, 06/01/14                                                                 284,835
         175,000    Swift Energy Co.
                        9.375%, 05/01/12                                                                 189,438
         215,000    Talisman Energy, Inc.
                        5.125%, 05/15/15                                                                 219,932
         350,000    Tesoro Corp.
                        9.625%, 11/01/08                                                                 373,625
         250,000    Valero Energy Corp.
                        7.375%, 03/15/06                                                                 254,920
                                                                                                   -------------
                                                                                                       5,338,759
                                                                                                   -------------

FINANCE: 7.0%
         430,000    ACE Ltd.
                        6.000%, 04/01/07                                                                 442,068
         325,000    American General Finance Corp.
                        4.875%, 05/15/10                                                                 328,503
         125,000    American Real Estate Partners
                        7.125%, 02/15/13 (a)                                                             123,125
         505,000    Arch Capital Group Ltd.
                        7.350%, 05/01/34                                                                 571,775
         750,000    ASIF Global Financing
                        3.070%, 05/30/06 *(a)(b)                                                         750,299
         125,000    Athena Neurosciences Finance LLC
                        7.250%, 02/21/08                                                                 116,875
         750,000    Bear Stearns Cos., Inc. (The)
                        4.078%, 09/27/07 *(b)                                                            759,244
         195,000    Berkshire Hathaway Finance Corp.
                        4.750%, 05/15/12 (a)                                                             197,066
         525,000    Capital One Bank
                        6.875%, 02/01/06                                                                 533,373
         440,000    Capital One Bank
                        5.000%, 06/15/09                                                                 449,977
          95,000    Capital One Financial Corp.
                        4.800%, 02/21/12                                                                  94,647

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
FINANCE (CONTINUED)
     $   350,000    CNA Financial Corp.
                        5.850%, 12/15/14                                                           $     360,026
       1,500,000    Countrywide Home Loans, Inc.
                        5.500%, 08/01/06 *                                                             1,522,934
          85,000    Endurance Specialty Holdings Ltd.
                        7.000%, 07/15/34                                                                  95,404
         200,000    Farmers Exchange Capital
                        7.050%, 07/15/28 (a)                                                             216,918
         115,000    General Electric Capital Corp.
                        6.750%, 03/15/32                                                                 142,395
         525,000    Goldman Sachs Group, Inc.
                        5.250%, 10/15/13                                                                 542,656
         175,000    Goldman Sachs Group, Inc.
                        5.150%, 01/15/14                                                                 179,640
         500,000    Goldman Sachs Group, Inc.
                        5.125%, 01/15/15                                                                 510,230
         410,000    HSBC Finance Corp.
                        6.500%, 01/24/06                                                                 415,984
         250,000    HSBC Finance Corp.
                        4.625%, 01/15/08                                                                 252,662
         200,000    HSBC Finance Corp.
                        4.125%, 12/15/08                                                                 198,874
         425,000    HSBC Finance Corp.
                        4.125%, 11/16/09                                                                 420,821
         275,000    HSBC Finance Corp.
                        4.750%, 07/15/13                                                                 275,871
         225,000    Infinity Property & Casualty Corp.
                        5.500%, 02/18/14                                                                 226,134
         240,000    Lazard LLC
                        7.125%, 05/15/15 (a)                                                             242,522
         195,000    Lehman Brothers Holdings, Inc.
                        4.800%, 03/13/14                                                                 197,390
         560,000    Liberty Mutual Group
                        5.750%, 03/15/14 (a)                                                             564,708
         155,000    Liberty Mutual Group
                        7.000%, 03/15/34 (a)                                                             163,640
         175,000    Liberty Mutual Group
                        6.500%, 03/15/35 (a)                                                             173,956
         525,000    Markel Corp.
                        6.800%, 02/15/13                                                                 578,265
         425,000    MBNA Corp.
                        3.640%, 05/05/08 (b)                                                             427,840
         250,000    Merrill Lynch & Co., Inc.
                        6.000%, 02/17/09                                                                 263,942
         245,000    Merrill Lynch & Co., Inc.
                        5.450%, 07/15/14                                                                 259,209
         750,000    Metropolitan Life Global Funding I
                        3.571%, 03/17/09 *(a)(b)                                                         750,367
         500,000    Morgan Stanley
                        3.620%, 01/31/06 *(b)                                                            501,127
         250,000    Morgan Stanley
                        3.625%, 04/01/08                                                                 246,283
         225,000    Morgan Stanley
                        4.750%, 04/01/14                                                                 222,055

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
FINANCE (CONTINUED)
     $   425,000    Residential Capital Corp.
                        4.835%, 06/29/07 (a)(b)                                                    $     425,400
         125,000    Sheridan Acquisition Corp.
                        10.250%, 08/15/11                                                                130,469
         560,000    St. Paul Cos., Inc.
                        5.750%, 03/15/07                                                                 572,508
         120,000    Travelers Property Casualty Corp.
                        3.750%, 03/15/08                                                                 118,229
         530,000    WR Berkley Corp.
                        5.125%, 09/30/10                                                                 537,779
          80,000    WR Berkley Corp.
                        5.875%, 02/15/13                                                                  84,018
         645,000    XL Capital Ltd.
                        5.250%, 09/15/14                                                                 655,430
                                                                                                   -------------
                                                                                                      16,842,638
                                                                                                   -------------

FOODS & BEVERAGE: 1.3%
         725,000    Bunge Ltd. Finance Corp.
                        4.375%, 12/15/08                                                                 725,676
         150,000    Burns Philip Capital Property Ltd.
                        9.500%, 11/15/10                                                                 165,375
         150,000    Cia Brasileira de Bebidas
                        10.500%, 12/15/11                                                                186,000
         155,000    Cia Brasileira de Bebidas
                        8.750%, 09/15/13                                                                 179,994
         250,000    Coors Brewing Co.
                        6.375%, 05/15/12                                                                 271,564
         375,000    FBG Finance Ltd.
                        5.125%, 06/15/15 (a)                                                             377,194
         500,000    Kraft Foods, Inc.
                        4.625%, 11/01/06                                                                 503,424
         275,000    Miller Brewing Co.
                        5.500%, 08/15/13 (a)                                                             285,451
         200,000    PepsiAmericas, Inc.
                        5.000%, 05/15/17                                                                 204,847
         130,000    Pilgrim's Pride Corp.
                        9.625%, 09/15/11                                                                 142,675
                                                                                                   -------------
                                                                                                       3,042,200
                                                                                                   -------------

HEALTH CARE: 1.2%
         150,000    Alpharma, Inc.
                        8.625%, 05/01/11 (a)                                                             147,375
         100,000    Biovail Corp.
                        7.875%, 04/01/10                                                                 102,750
         475,000    Coventry Health Care, Inc.
                        5.875%, 01/15/12                                                                 485,688
         100,000    DaVita, Inc.
                        7.250%, 03/15/15 (a)                                                             103,250
         200,000    HCA, Inc.
                        6.950%, 05/01/12                                                                 213,003
         250,000    HCA, Inc.
                        6.375%, 01/15/15                                                                 260,027
         150,000    Healthsouth Corp.
                        8.500%, 06/01/08                                                                 153,375

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
HEALTH CARE (CONTINUED)
     $   350,000    Medco Health Solutions, Inc.
                        7.250%, 08/15/13                                                           $     394,608
         250,000    Pacificare Health Systems
                        10.750%, 06/01/09                                                                276,250
         165,000    Schering-Plough Corp.
                        5.550%, 12/01/13                                                                 175,236
         150,000    Select Medical Corp.
                        7.625%, 02/01/15 (a)                                                             149,250
         200,000    WellPoint, Inc.
                        4.875%, 08/01/05                                                                 200,418
         150,000    WH Holdings Ltd./ WH Capital Corp.
                        9.500%, 04/01/11                                                                 161,250
                                                                                                   -------------
                                                                                                       2,822,480
                                                                                                   -------------

INDUSTRIAL: 8.2%
         100,000    Abitibi-Consolidated, Inc.
                        8.375%, 04/01/15                                                                 102,500
         225,000    Acetex Corp.
                        10.875%, 08/01/09                                                                237,375
         200,000    Allied Waste North America
                        9.250%, 09/01/12                                                                 217,000
         125,000    Alpha Natural Resources LLC
                        10.000%, 06/01/12 (a)                                                            138,750
         520,000    America Movil SA de CV
                        5.500%, 03/01/14                                                                 521,259
          70,000    America Movil SA de CV
                        6.375%, 03/01/35                                                                  68,659
         650,000    American Honda Finance Corp.
                        3.560%, 09/11/06 *(a)(b)                                                         651,719
         200,000    Associated Materials, Inc.
                       11.250%, 03/01/14 (b)                                                             128,000
          52,000    BCP Crystal US Holdings Corp.
                        9.625%, 06/15/14                                                                  58,500
         200,000    Beazer Homes USA, Inc.
                        8.375%, 04/15/12                                                                 215,500
         150,000    Borden Chemical, Inc.
                        9.200%, 03/15/21                                                                 138,750
         280,000    Boyd Gaming Corp.
                        9.250%, 08/01/09                                                                 295,400
         150,000    Cadmus Communications Corp.
                        8.375%, 06/15/14                                                                 155,063
         200,000    Case New Holland, Inc.
                        6.000%, 06/01/09 (a)                                                             193,000
         100,000    Celulosa Arauco y Consitucion SA
                        5.125%, 07/09/13                                                                  99,229
         250,000    Chevron Phillips Chemical Co. LLC
                        5.375%, 06/15/07                                                                 254,941
         165,000    Chevron Phillips Chemical Co. LLC
                        7.000%, 03/15/11                                                                 184,852
         100,000    Choctaw  Resort Development Enterprise
                        7.250%, 11/15/19 (a)                                                             100,250
         100,000    Cintas Corp.
                        5.125%, 06/01/07                                                                 101,912

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
INDUSTRIAL (CONTINUED)
     $    35,000    Collins & Aikman Products Co.
                        10.750%, 12/31/11                                                          $       8,050
         150,000    Columbus McKinnon Corp.
                        10.000%, 08/01/10                                                                163,500
         350,000    Cooper Cameron Corp.
                        2.650%, 04/15/07                                                                 339,707
         150,000    Corrections Corp. of America
                        7.500%, 05/01/11                                                                 156,938
         100,000    Corrections Corp. of America
                        6.250%, 03/15/13                                                                  99,750
         150,000    CRH America, Inc.
                        6.950%, 03/15/12                                                                 169,536
         175,000    CRH America, Inc.
                        6.400%, 10/15/33                                                                 200,345
         225,000    Crystal US Holdings 3 LLC
                        10.500%, 10/01/14 (a)(b)                                                         157,500
         100,000    DaimlerChrysler NA Holding Corp.
                        7.250%, 01/18/06                                                                 101,572
         455,000    DaimlerChrysler NA Holding Corp.
                        4.875%, 06/15/10                                                                 453,400
         100,000    Delphi Corp.
                        6.550%, 06/15/06                                                                  97,750
         125,000    Dobson Cellular Systems
                        8.375%, 11/01/11 (a)                                                             131,875
         125,000    Equistar Chemicals LP/ Equistar Funding Corp.
                        10.625%, 05/01/11                                                                138,594
         250,000    Falconbridge Ltd.
                        5.375%, 06/01/15                                                                 250,671
         505,000    FMC Corp.
                        10.250%, 11/01/09                                                                571,281
         150,000    Ford Motor Credit Co.
                        6.125%, 01/09/06                                                                 150,568
         825,000    Ford Motor Credit Co.
                        6.500%, 01/25/07                                                                 831,225
         150,000    Freeport-McMoRan Cooper & Gold, Inc.
                        6.875%, 02/01/14                                                                 147,000
         100,000    GenCorp, Inc.
                        9.500%, 08/15/13                                                                 108,500
         405,000    General Electric Co.
                        5.000%, 02/01/13                                                                 418,823
         125,000    General Motors Acceptance Corp.
                        6.150%, 04/05/07                                                                 124,401
         815,000    General Motors Acceptance Corp.
                        6.750%, 01/15/06                                                                 821,535
         100,000    Glencore Funding LLC
                        6.000%, 04/15/14 (a)                                                              96,050
         250,000    Hanson Overseas BV
                        6.750%, 09/15/05                                                                 251,409
         160,000    Harrah's Operating Co., Inc.
                        5.625%, 06/01/15 (a)                                                             163,276
         335,000    Harrah's Operating Co., Inc.
                        5.500%, 07/01/10                                                                 346,110
         173,000    HMH Properties, Inc.
                        7.875%, 08/01/08                                                                 176,460

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
INDUSTRIAL (CONTINUED)
     $   180,000    ICI Wilmington, Inc.
                        5.625%, 12/01/13                                                           $     187,069
         150,000    Interpublic Group of Cos., Inc.
                        6.250%, 11/15/14                                                                 140,822
         100,000    Intertape Polymer US, Inc.
                        8.500%, 08/01/14                                                                  99,597
         150,000    Jefferson Smurfit Corp.
                        7.500%, 06/01/13                                                                 144,000
         200,000    Jorgensen Earle M. Co.
                        9.750%, 06/01/12                                                                 217,000
         200,000    KB Home
                        9.500%, 02/15/11                                                                 214,900
         100,000    K&F Acquisition, Inc.
                        7.750%, 11/15/14                                                                 102,750
         350,000    Kennametal, Inc.
                        7.200%, 06/15/12                                                                 392,089
         150,000    Knowledge Learning Corp., Inc.
                        7.750%, 02/01/15 (a)                                                             144,000
         100,000    Lyondell Chemical Co.
                        9.500%, 12/15/08                                                                 106,875
         200,000    Lyondell Chemical Co.
                        10.875%, 05/01/09                                                                208,500
         240,000    Masco Corp.
                        4.800%, 06/15/15                                                                 238,958
         230,000    Mohawk Industries, Inc.
                        6.500%, 04/15/07                                                                 238,347
         150,000    Nalco Co.
                        8.875%, 11/15/13                                                                 161,625
         100,000    NationsRent Cos., Inc.
                        9.500%, 05/01/15 (a)                                                              99,500
         400,000    Navistar International Corp.
                        9.375%, 06/01/06                                                                 416,000
         100,000    Navistar International Corp.
                        6.250%, 03/01/12 (a)                                                              97,000
         175,000    Neenah Paper, Inc.
                        7.375%, 11/15/14 (a)                                                             170,625
         450,000    New Cingular Wireless Services, Inc.
                        7.375%, 03/01/06                                                                 459,907
         300,000    New Cingular Wireless Services, Inc.
                        8.125%, 05/01/12                                                                 359,929
         140,000    Newell Rubbermaid, Inc.
                        4.000%, 05/01/10                                                                 135,839
         285,000    Nissan Motor Acceptance Corp.
                        4.625%, 03/08/10 (a)                                                             285,577
         300,000    Noble Group Ltd.
                        6.625%, 03/17/15 (a)                                                             277,547
         185,000    Norbord, Inc.
                        7.250%, 07/01/12                                                                 202,235
         100,000    Novelis, Inc.
                        7.250%, 02/15/15 (a)                                                             100,875
         200,000    Owens-Brockway Glass
                        6.750%, 12/01/14                                                                 203,250
         200,000    Phillips Van-Heusen
                        8.125%, 05/01/13                                                                 217,500

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
INDUSTRIAL (CONTINUED)
     $   100,000    Polypore International, Inc.
                        10.500%, 10/01/12 (a)                                                      $      55,000
          75,000    Propex Fabrics, Inc.
                        10.000%, 12/01/12                                                                 71,625
         500,000    Rio Tinto Finance USA Ltd.
                        5.750%, 07/03/06                                                                 509,561
         100,000    RJ Reynolds Tobacco Holdings, Inc.
                        6.500%, 07/15/10 (a)                                                             100,250
         250,000    Ryland Group, Inc.
                        9.750%, 09/01/10                                                                 268,850
         150,000    Samsonite Corp.
                        8.875%, 06/01/11                                                                 160,125
         300,000    Smurfit Capital Funding Plc
                        6.750%, 11/20/05                                                                 301,500
         150,000    Stanadyne Corp.
                        10.000%, 08/15/14                                                                142,500
         200,000    Standard-Pacific Corp.
                        9.500%, 09/15/10                                                                 212,000
         150,000    Superior Essex Communications LLC
                        9.000%, 04/15/12                                                                 149,250
         100,000    Tenneco Automotive, Inc.
                        8.625%, 11/15/14                                                                 101,000
         200,000    Terex Corp.
                        10.375%, 4/01/11                                                                 218,000
         105,000    TransDigm, Inc.
                        8.375%, 07/15/11                                                                 111,825
         100,000    Trimas Corp.
                        9.875%, 06/15/12                                                                  84,500
         150,000    TRW Automotive, Inc.
                        9.375%, 02/15/13                                                                 166,875
         150,000    United Components, Inc.
                        9.375%, 06/15/13                                                                 151,875
         100,000    United Rentals North America, Inc.
                        6.500%, 02/15/12                                                                  98,875
         200,000    Valspar Corp.
                        6.000%, 05/01/07                                                                 205,727
         125,000    Visant Corp.
                        7.625%, 10/01/12                                                                 124,063
         150,000    Waste Management, Inc.
                        5.000%, 03/15/14                                                                 150,777
         125,000    Westlake Chemical Corp.
                        8.750%, 07/15/11                                                                 136,563
         150,000    Wolverine Tube, Inc.
                        7.375%, 08/01/08 (a)                                                             131,250
                                                                                                   -------------
                                                                                                      19,812,792
                                                                                                   -------------

MEDIA: 2.6%
         150,000    Advanstar Communications, Inc.
                        10.750%, 08/15/10                                                                164,625
         125,000    AMC Entertainment, Inc.
                        9.875%, 02/01/12                                                                 124,688
         350,000    American Media Operations, Inc.
                        10.250%, 05/01/09                                                                351,750

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
MEDIA (CONTINUED)
     $   150,000    AMF Bowling Worldwide, Inc.
                        10.000%, 03/01/10                                                          $     152,250
         200,000    Charter Communications Operating LLC
                        8.375%, 04/30/14 (a)                                                             200,000
         375,000    Comcast Corp.
                        5.500%, 03/15/11                                                                 391,724
         150,000    Comcast Corp.
                        7.050%, 03/15/33                                                                 177,685
         400,000    COX Communications, Inc.
                        3.950%, 12/14/07 (b)                                                             402,389
         550,000    COX Communications, Inc.
                        4.625%, 1/15/10                                                                  549,102
         575,000    COX Communications, Inc.
                        7.125%, 10/01/12                                                                 645,742
         120,000    Dex Media East LLC
                        12.125%, 11/15/12                                                                144,300
         300,000    Echostar DBS Corp.
                        6.625%, 10/01/14                                                                 297,750
          50,000    Grupo Televisa SA
                        8.500%, 03/11/32                                                                  59,750
         150,000    Kabel Deutschland GmbH
                        10.625%, 07/01/14 (a)                                                            163,500
         375,000    News America, Inc.
                        6.625%, 01/09/08                                                                 395,939
         150,000    News America, Inc.
                        4.750%, 03/15/10                                                                 150,822
         250,000    News America, Inc.
                        6.200%, 12/15/34                                                                 263,282
         550,000    Reed Elsevier Capital, Inc.
                        3.730%, 06/15/10 (b)                                                             550,928
         150,000    Spanish Broadcasting System
                        9.625%, 11/01/09                                                                 157,688
         250,000    Time Warner, Inc.
                        6.125%, 04/15/06                                                                 253,958
         365,000    Time Warner Entertainment Co., LP
                        8.375%, 03/15/23                                                                 467,874
         130,000    Time Warner, Inc.
                        7.625%, 04/15/31                                                                 162,870
                                                                                                   -------------
                                                                                                       6,228,616
                                                                                                   -------------

REAL ESTATE INVESTMENT TRUST: 0.5%
         350,000    iStar Financial, Inc.
                        3.740%, 03/03/08 (b)                                                             346,399
         400,000    iStar Financial, Inc.
                        5.150%, 03/01/12                                                                 395,887
          90,000    Simon Property Group, Inc.
                        5.375%, 08/28/08                                                                  92,768
          85,000    Simon Property Group, Inc.
                        4.600%, 06/15/10 (a)                                                              85,140
         100,000    Thornburg Mortgage, Inc.
                        8.000%, 5/15/13                                                                  103,000
         250,000    United Dominion Realty Trust
                        6.500%, 06/15/09                                                                 268,271
                                                                                                   -------------
                                                                                                       1,291,465
                                                                                                   -------------

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
RETAIL: 1.5%
     $   100,000    Asbury Automotive Group, Inc.
                        8.000%, 03/15/14                                                           $      97,000
         100,000    CSK Auto, Inc.
                        7.000%, 01/15/14                                                                  96,000
         255,000    CVS Corp.
                        3.875%, 11/01/07                                                                 253,908
          80,000    General Nutrition Centers, Inc.
                        8.625%, 01/15/11 (a)                                                              74,400
         475,000    May Department Stores Co. (The)
                        5.750%, 07/15/14                                                                 501,866
         100,000    Movie Gallery, Inc.
                        11.000%, 05/01/12 (a)                                                            105,500
         250,000    NBTY, Inc.
                        8.625%, 09/15/07                                                                 250,000
         200,000    PEP Boys-Manny Moe & Jack
                        7.500%, 12/15/14                                                                 180,000
         200,000    Rite Aid Corp.
                        9.500%, 02/15/11                                                                 214,000
         200,000    Safeway, Inc.
                        6.500%, 03/01/11                                                                 216,420
         300,000    Safeway, Inc.
                        2.500%, 11/01/05                                                                 298,498
         375,000    Safeway, Inc.
                        3.680%, 11/01/05 *(b)                                                            375,271
         150,000    Toys R Us, Inc.
                        7.875%, 04/15/13                                                                 135,000
         350,000    Yum! Brands, Inc.
                        8.500%, 04/15/06                                                                 361,689
         435,000    Yum! Brands, Inc.
                        7.700%, 07/01/12                                                                 511,509
                                                                                                   -------------
                                                                                                       3,671,061
                                                                                                   -------------

SUPERNATIONALS: 0.4%
         250,000    Corp. Andina de Fomento
                        6.875%, 03/15/12                                                                 280,370
         250,000    Corp. Andina de Fomento
                        5.200%, 05/21/13                                                                 256,249
         310,000    Fondo LatinoAmericano De Reservas
                        3.000%, 08/01/06 (a)                                                             307,330
                                                                                                   -------------
                                                                                                         843,949
                                                                                                   -------------

TECHNOLOGY: 1.0%
         240,000    Affiliated Computer Services, Inc.
                        5.200%, 06/01/15                                                                 239,715
         100,000    Amkor Technologies, Inc.
                        9.250%, 02/15/08                                                                  96,500
         150,000    Celestica, Inc.
                        7.875%, 07/01/11                                                                 154,500
         150,000    Certegy, Inc.
                        4.750%, 09/15/08                                                                 152,583
         150,000    Corning, Inc.**
                        8.300%, 04/04/25                                                                 156,651
         150,000    Flextronics International Ltd.
                        6.250%, 11/15/14                                                                 149,625

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------

TECHNOLOGY (CONTINUED)
     $   150,000    Freescale Semiconductor, Inc.
                        7.125%, 07/15/14                                                           $     162,000
         300,000    Ingram Micro, Inc.
                        9.875%, 8/15/08                                                                  317,250
         250,000    MagnaChip Semiconductor SA
                        6.702%, 12/15/11 (a)(b)                                                          248,750
         100,000    NDCHealth Corp.
                        10.500%, 12/01/12                                                                106,750
         350,000    Seagate Techonology HDD Holdings
                        8.000%, 05/15/09                                                                 374,062
         150,000    Unisys Corp.
                        7.875%, 04/01/08                                                                 152,250
         200,000    UNOVA, Inc.
                        7.000%, 03/15/08                                                                 202,000
                                                                                                   -------------
                                                                                                       2,512,636
                                                                                                   -------------

TRANSPORTATION: 0.4%
         125,000    CHC Helicopter Corp.
                        7.375%, 05/01/14 (a)                                                             125,313
         140,000    FedEx Corp.
                        3.500%, 04/01/09                                                                 136,566
          75,000    Greenbrier Cos, Inc.
                        8.375%, 05/15/15 (a)                                                              76,688
          75,000    Progress Rail Services Corp.
                        7.750%, 04/01/12 (a)                                                              76,312
         500,000    Southwest Airlines Co.
                        5.496%, 11/01/06                                                                 508,790
                                                                                                   -------------
                                                                                                         923,669
                                                                                                   -------------

UTILITIES: 8.5%
         750,000    Alabama Power Co.
                        3.420%, 04/23/06 *(b)                                                            751,295
          45,000    AmerenEnergy Generating Co.
                        7.950%, 06/01/32                                                                  60,590
         100,000    AmeriGas Partners LP
                        7.250%, 05/20/15 (a)                                                             104,500
         500,000    Arizona Public Service Co.
                        6.500%, 03/01/12                                                                 556,330
         265,000    BellSouth Corp.
                        4.750%, 11/15/12                                                                 266,801
         150,000    BellSouth Corp.
                        6.875%, 10/15/31                                                                 178,139
         950,000    British Telecom Plc
                        7.875%, 12/15/05                                                                 966,680
         775,000    British Telecom Plc
                        8.375%, 12/15/10                                                                 918,615
         300,000    Buckeye Partners LP
                        4.625%, 07/15/13                                                                 293,894
         250,000    CenterPoint Energy Houston Electric LLC
                        5.700%, 03/15/13                                                                 267,310
         250,000    Columbus Southern Power Co.
                        6.850%, 10/03/05                                                                 251,860
         125,000    Consolidated Natual Gas Co.
                        5.000%, 03/01/14                                                                 127,020

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
UTILITIES (CONTINUED)
     $   250,000    Dayton Power & Light Co. (The)
                        5.125%, 10/01/13                                                           $     259,434
         600,000    Detroit Edison Co.
                        5.050%, 10/01/05                                                                 601,651
         600,000    Duke Energy Field Services LLC
                        7.500%, 08/16/05                                                                 601,219
          85,000    Enbridge Energy Partners LP
                        4.000%, 01/15/09                                                                  83,500
          50,000    Energy East Corp.
                        6.750%, 06/15/12                                                                  55,950
         725,000    Enterprise Product Operating LP
                        4.000%, 10/15/07                                                                 718,142
         155,000    Enterprise Product Operating LP
                        5.750%, 03/01/35 (a)                                                             151,855
         120,000    Exelon Corp.
                        4.450%, 06/15/10                                                                 120,171
         180,000    FirstEnergy Corp.
                        6.450%, 11/15/11                                                                 196,931
         135,000    France Telecom SA
                        7.200%, 03/01/06                                                                 137,979
         460,000    France Telecom SA
                        8.000%, 03/01/11                                                                 534,440
         150,000    Inergy LP/ Inergy Finance Corp.
                        6.875%, 12/15/14 (a)                                                             146,625
         150,000    Intelsat Ltd.
                        5.250%, 11/01/08                                                                 141,000
          50,000    Intelsat Ltd.
                        7.625%, 04/15/12                                                                  44,250
         155,000    Jersey Central Power & Light
                        5.625%, 05/01/16                                                                 165,156
         105,000    Korea East-West Power Co. Ltd.
                        4.875%, 04/21/11 (a)                                                             106,202
         200,000    MCI, Inc.
                        6.908%, 05/01/07                                                                 203,250
         150,000    MCI, Inc.
                        7.688%, 05/01/09                                                                 156,563
         250,000    National Fuel Gas Co.
                        5.250%, 03/01/13                                                                 257,355
         390,000    Niagara Mohawk Power Corp.
                        7.750%, 05/15/06                                                                 402,646
         130,000    Nisource Finance Corp.
                        3.200%, 11/01/06                                                                 128,619
         200,000    Northwestern Bell Telephone
                        6.250%, 01/01/07                                                                 201,500
         250,000    Ohio Power Co.
                        4.850%, 01/15/14                                                                 252,448
         240,000    Pinnacle West Energy Corp.
                        4.004%, 04/01/07 *(a)(b)                                                         240,159
         250,000    PPL Energy Supply LLC
                        4.300%, 06/01/13                                                                 243,952
         220,000    PPL Energy Supply LLC
                        5.400%, 08/15/14                                                                 228,500
         325,000    Progress Energy, Inc.
                        6.750%, 03/01/06                                                                 330,595

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
UTILITIES (CONTINUED)
     $   350,000    PSEG Power LLC
                        6.950%, 06/01/12                                                           $     393,992
         100,000    Reliant Energy, Inc.
                        6.750%, 12/15/14                                                                  98,250
         575,000    SBC Communications, Inc.
                        5.750%, 05/02/06                                                                 583,302
         325,000    Sempra Energy
                        6.950%, 12/01/05 *                                                               328,943
         220,000    Sempra Energy
                        4.750%, 05/15/09                                                                 222,173
          65,000    Southern California Edison Co.
                        5.000%, 01/15/14                                                                  66,913
         255,000    Southern California Edison Co.
                        5.000%, 01/15/16                                                                 261,525
         175,000    Southern California Edison Co.
                        5.350%, 07/15/35                                                                 179,666
         560,000    Southern Co. Capital Funding, Inc.
                        5.300%, 02/01/07                                                                 572,060
         360,000    Sprint Capital Corp.
                        6.900%, 05/01/19                                                                 413,255
         490,000    Sprint Capital Corp.
                        6.875%, 11/15/28                                                                 564,201
         100,000    Suburban Propane Partners LP
                        6.875%, 12/15/13 (a)                                                              95,500
       1,375,000    Telecom Italia Capital SA
                        4.000%, 01/15/10 (a)                                                           1,337,414
         150,000    Telecom Italia Capital SA
                        5.250%, 11/15/13                                                                 127,114
         250,000    Telefonica Europe BV
                        7.750%, 09/15/10                                                                 288,760
         625,000    Telefonos de Mexico SA de CV
                        8.250%, 01/26/06                                                                 641,716
          90,000    Telefonos de Mexico SA de CV
                        4.500%, 11/19/08                                                                  89,550
         235,000    Telstra Corp. Ltd.
                        6.375%, 04/01/12                                                                 260,067
         675,000    TELUS Corp.
                        7.500%, 06/01/07                                                                 714,400
         145,556    Tenaska Oklahoma
                        6.528%, 12/30/14 (a)                                                             144,937
         185,870    Tenaska Virginia Partners LP
                        6.119%, 03/30/24 (a)                                                             198,953
         100,000    TEPPCO Partners, LP
                        6.125%, 02/01/13                                                                 106,250
         145,000    TGT Pipeline LLC
                        5.500%, 02/01/17 (a)                                                             150,981
         135,000    TXU Electric Delivery Co.
                        7.000%, 05/01/32                                                                 163,777
         100,000    TXU Energy Co.
                        6.125%, 03/15/08                                                                 103,958
         250,000    Verizon Virginia, Inc.
                        4.625%, 03/15/13                                                                 246,424
         500,000    Verizon Wireless Capital LLC
                        5.375%, 12/15/06                                                                 509,736

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------                                                                                   -------------
UTILITIES (CONTINUED)
     $   225,000    Virginia Electric and Power Co.
                        4.500%, 12/15/10                                                           $     225,565
                                                                                                   -------------
                                                                                                      20,542,508
                                                                                                   -------------

TOTAL CORPORATE BONDS
  (cost $88,214,204)                                                                                  89,242,859
                                                                                                   -------------

FOREIGN GOVERNMENT AND FOREIGN GOVERNMENT AGENCY: 1.1%

         160,000    Export-Import Bank of Korea
                        4.500%, 08/12/09                                                                 160,755
         300,000    Pemex Project Funding Master Trust
                        8.000%, 11/15/11                                                                 341,550
         525,000    Petrobras International Finance Co.
                        9.750%, 07/06/11                                                                 624,750
         250,000    Republic of South Africa
                        6.500%, 06/02/14                                                                 279,687
         330,000    United Mexican States
                        3.840%, 01/13/09 (b)                                                             335,033
         500,000    United Mexican States
                        7.500%, 01/14/12                                                                 568,250
         265,000    United Mexican States
                        8.000%, 09/24/22                                                                 325,288
         100,000    United Mexican States
                        8.300%, 08/15/31                                                                 124,750
                                                                                                   -------------

TOTAL FOREIGN GOVERNMENT AND FOREIGN GOVERNMENT AGENCY
  (cost $2,559,217)                                                                                    2,760,063
                                                                                                   -------------

PROLOAN PIPELINE: 3.4%
When-Issued Commitments
  (cost $8,375,251)                                                                                    8,224,430
                                                                                                   -------------

SHORT-TERM INVESTMENTS: 6.2%

COMMERCIAL PAPER: 6.2%
       3,000,000    Duke Energy Corp., 3.450%, 07/01/05                                                3,000,000
      12,000,000    Nordea North America, Inc., 3.250%, 07/05/05                                      11,995,667
                                                                                                   -------------
                                                                                                      14,995,667
                                                                                                   -------------

MONEY MARKET: 0.0%
          95,798    First American Prime Obligations Fund                                                 95,798
                                                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS
  (cost $15,091,465)                                                                                  15,091,465
                                                                                                   -------------

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED) - (CONTINUED)
----------------------------------------------------------------------------------------------------------------

                                                                                                       VALUE
                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
  (cost $284,054,171): 119.1%                                                                      $ 287,565,561

Liabilities in excess of Receivables and Other Assets: (19.1%)                                       (46,085,674)
                                                                                                   -------------

NET ASSETS: 100.0%                                                                                 $ 241,479,887
                                                                                                   =============

* Security segregated at custodian for "when-issued" commitments, short sales and reverse repurchase agreements.
**    Callable by the issuer.
(a) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
(b)   Variable rate security. The rate listed is as of June 30, 2005.
(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        BUILDERS FIXED INCOME FUND, INC.
                                SECTOR BREAKDOWN
                            JUNE 30, 2005 (UNAUDITED)

                                                                     PERCENT OF
                                                                      PORTFOLIO
===============================================================================
Agency                                                                    4.11%
Asset-Backed Securities                                                   8.98%
Collateralized Mortgage Backed Securities                                 7.50%
Collateralized Mortgage Obligations                                       4.60%
Corporates                                                               37.00%
Governments                                                              14.75%
Mortgage-Backed Securities                                               23.58%
ProLoan Commitments                                                       3.42%
ProLoan Pipeline                                                         -3.38%
Reverse Repurchase Agreements                                            -6.79%
Cash & Equivalent                                                         6.23%
                                                               ----------------
  Total                                                                 100.00%
===============================================================================

                        BUILDERS FIXED INCOME FUND, INC.

        STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $284,054,171)         $ 287,565,561
  Cash                                                                  474,322
  Receivables:
    Fund shares sold                                                    870,291
    Interest                                                          2,361,076
    Investment securities sold                                       21,490,080
    ProLoan extension fees                                                2,725
    ProLoan origination fees                                             17,859
  Unrealized appreciation on swaps                                       61,597
  Other assets                                                            9,935
                                                                  -------------
      Total assets                                                  312,853,446
                                                                  -------------

LIABILITIES
  Payables:
    Investment securities purchased                                  33,495,867
    Investment securities purchased - when issued                     8,375,251
    Reverse repurchase agreement, at value
      (cost $16,417,520) (Note 5)                                    16,297,438
    Securities sold short, at fair value
      (proceeds $11,949,375) (Note 6)                                12,003,744
    Interest on securities sold short                                    66,382
    Distribution to shareholders                                        920,752
    Fund shares purchased                                                 7,236
    ProLoan commitment fees (Note 1)                                     41,511
    Due to manager  (Note 3)                                             34,492
    Due to distribution coordinator (Note 3)                             15,981
    Due to directors                                                      4,391
  Unrealized depreciation on swaps                                       29,220
  Accrued expenses                                                       81,294
                                                                  -------------
      Total liabilities                                              71,373,559
                                                                  -------------

NET ASSETS                                                        $ 241,479,887
                                                                  =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
      ($241,479,887/16,341,857 shares outstanding, unlimited
      number of shares authorized without par value)              $       14.78
                                                                  =============


COMPONENTS OF NET ASSETS
  Paid-in capital                                                 $ 240,054,037
  Accumulated net investment loss                                      (355,826)
  Accumulated net realized loss on investments                       (1,707,722)
  Net unrealized appreciation on investments                          3,489,398
                                                                  -------------
      Net assets                                                  $ 241,479,887
                                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income (net of foreign taxes withheld of $2,435)        $  5,993,106
                                                                   ------------

  Expenses:
    Subadvisory fees                                                    194,274
    Management fees                                                     176,613
    Distribution fees                                                   117,742
    Fund accounting fees                                                 73,519
    Administration fees                                                  46,442
    Professional fees                                                    31,656
    CCO fees                                                             23,738
    Custody fees                                                         21,222
    Insurance expense                                                    14,992
    Transfer agent fees                                                  14,088
    Director fees                                                         5,774
    Miscellaneous                                                         5,278
    Registration expense                                                    503
                                                                   ------------
    Total Expense                                                       725,841
      Less: Expense reimbursement                                       (19,320)
                                                                   ------------
      Net expenses                                                      706,521
                                                                   ------------
        NET INVESTMENT INCOME                                         5,286,585
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                      566,220
  Net unrealized appreciation on investments                             82,402
                                                                   ------------
    Net realized and unrealized gain on investments
                                                                        648,622
                                                                   ------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $  5,935,207
                                                                   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        BUILDERS FIXED INCOME FUND, INC.

              STATEMENT OF CHANGES IN NET ASSETS AT JUNE 30, 2005
--------------------------------------------------------------------------------

                                                                      Six Months Ended       Year Ended
                                                                       June 30,2005 #     December 31,2004
                                                                      ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income                                               $      5,286,585    $      9,944,906
  Net realized gain on investments                                             566,220           2,341,726
  Net unrealized appreciation/depreciation on investments                       82,402          (3,421,147)
                                                                      ----------------    ----------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     5,935,207           8,865,485
                                                                      ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                (5,287,561)        (10,299,920)
                                                                      ----------------    ----------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     (5,287,561)        (10,299,920)
                                                                      ----------------    ----------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                    857,094           3,863,672
  Net asset value of shares issued on reinvestment of distributions          4,945,894           9,561,546
  Cost of shares redeemed                                                   (1,724,205)        (34,615,730)
                                                                      ----------------    ----------------
    NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                  4,078,783         (21,190,512)
                                                                      ----------------    ----------------

    TOTAL INCREASE (DECREASE) IN NET ASSETS                                  4,726,429         (22,624,947)

NET ASSETS
  Beginning of period                                                      236,753,458         259,378,405
                                                                      ----------------    ----------------
  END OF PERIOD (including undistributed net
      investment loss of ($355,826) and ($354,850), respectively)     $    241,479,887    $    236,753,458
                                                                      ================    ================

CHANGE IN SHARES
  Shares sold                                                                   58,356             260,138
  Shares issued on reinvestment of distributions                               337,023             649,534
  Shares redeemed                                                             (117,891)         (2,368,166)
                                                                      ----------------    ----------------
  NET INCREASE (DECREASE)                                                      277,488          (1,458,494)
                                                                      ================    ================


# Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        BUILDERS FIXED INCOME FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMI-ANNUAL REPORT.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                            Six Months                     Year Ended December 31,
                                                               Ended       --------------------------------------------------------
                                                          June 30, 2005#     2004        2003        2002        2001        2000
                                                          --------------   --------    --------    --------    --------    --------
Net asset value, beginning of period                         $  14.74      $  14.80    $  15.02    $  14.48    $  14.43    $  14.14
                                                             --------      --------    --------    --------    --------    --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.33          0.60        0.64        0.79        0.91        0.91
   Net realized and unrealized gain (loss) on investments        0.04         (0.04)      (0.22)       0.54        0.05        0.29
                                                             --------      --------    --------    --------    --------    --------
      Total from investment operations
                                                                 0.37          0.56        0.42        1.33        0.96        1.20
                                                             --------      --------    --------    --------    --------    --------

LESS DISTRIBUTIONS:
   From net investment income                                   (0.33)        (0.62)      (0.64)      (0.79)      (0.91)      (0.91)
   From realized gain                                              --            --          --          --          --          --
                                                             --------      --------    --------    --------    --------    --------
      Total distributions                                       (0.33)        (0.62)      (0.64)      (0.79)      (0.91)      (0.91)
                                                             --------      --------    --------    --------    --------    --------

Net asset value, end of period                               $  14.78      $  14.74    $  14.80    $  15.02    $  14.48    $  14.43
                                                             ========      ========    ========    ========    ========    ========

Total return                                                     2.52%+        3.87%       2.88%       9.47%       6.79%       9.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (millions)                       $  241.5      $  236.8    $  259.4    $  240.9    $  229.9    $  218.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived/expenses recouped                          0.62%++       0.59%       0.58%       0.57%       0.57%       0.62%
   After fees waived/expenses recouped                           0.60%++       0.59%       0.58%       0.58%       0.60%       0.60%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
   Before fees waived/expenses recouped                          4.47%++       4.04%       4.32%       5.42%       6.29%       6.47%
   After fees waived/expenses recouped                           4.49%++       4.04%       4.32%       5.41%       6.26%       6.49%

Portfolio turnover rate                                         72.92%+      138.45%      55.23%      85.82%      81.93%      50.93%

----------
#     UNAUDITED.
+     NOT ANNUALIZED.
++    ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      Builders Fixed Income Fund, Inc. (the "Fund") was incorporated in the state of Maryland on June 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

      The Fund's investment objective is to provide current income. Under normal circumstances, the Fund invests at least 65% of its total assets in investment grade fixed income securities, including at least 30% of its net assets in mortgage-backed securities that are issued or guaranteed by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC") and secured by ProLoan mortgages on residential homes that are built by union labor ("ProLoan mortgage-backed securities"). The Fund may invest less than 30% of its net assets in ProLoan mortgage-backed securities for defensive purposes if sufficient ProLoan mortgage-backed securities have not been generated or if Principal Global Investors, LLC (the "Subadviser") determines that higher exposure to mortgage-backed securities could have a negative impact on the Fund's performance. The average credit rating of the Fund's entire portfolio is at least A-/A3 as rated by S&P or Moody's, respectively, or the equivalent rating of another rating agency. Under normal circumstances, the Fund invests at least 65% of its total assets in fixed income securities rated at the time of purchase A-/A3 as ranked by S&P or Moody's, respectively, or, if unrated, determined to be of comparable quality by the Subadviser. The Fund's average effective duration is within 30% of the duration of the Lehman Aggregate Bond Index.

      The Fund invests in different types of fixed income, variable and floating rate securities, including corporate bonds, zero coupon bonds and debentures, high yield bonds, preferred securities, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("government securities"), foreign government securities, money market instruments and derivatives. The Fund also may invest up to 65% of its net assets in mortgage-backed securities, collateralized mortgage obligations ("CMOs") and asset-backed securities.

      PROLOAN PROGRAM. The ProLoan program is a coordinated effort involving home builders, mortgage lenders and organized building trade unions. The Fund contracts with banks and other mortgage lenders to offer ProLoan mortgages to individuals whose homes are substantially union-built and newly constructed or substantially renovated. The Fund's manager, Capital Mortgage Management, Inc. (the "Manager") coordinates with home builders and local building trade unions to ensure that residential homes are built using trained union labor and, thus, are eligible to be included in the ProLoan program. ProLoan home mortgages offer qualified borrowers the opportunity to lock in interest rates for a period of up to 270 days to allow time for construction or renovation of the borrower's home. Borrowers pay the Fund a commitment fee to lock in the interest rate, which is refunded to the borrower at closing. This extended interest rate protection period is longer than the 45- to 60-day standard interest rate protection offered with respect to most ordinary home mortgages. The ProLoan program also allows borrowers to "float down" to a lower interest rate if interest rates decline after the borrower has locked in an interest rate on a ProLoan by paying a fee to the Fund. The ProLoan program currently is operating in the St. Louis, Missouri; Louisville, Kentucky; Milwaukee, Wisconsin; Chicago, Peoria, Springfield, and Southern Illinois metropolitan areas.

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

      (a)   Investment Valuation

            Bonds and other fixed-income securities (other than short-term securities) are valued at the mean of the closing bid and asked prices, on the basis of prices provided by an independent pricing service. Short-term securities maturing more than 60 days from the valuation date for which reliable quotations are readily available are valued at current market quotations as provided by an independent pricing service or principal market maker. Short-term securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations temporarily are unavailable from a pricing service are valued at a price supplied by the Subadviser based on the average of the prices obtained by the Subadviser from two independent broker-dealer firms (or the price provided by one firm, if only one is available), pursuant to procedures approved by the Board of Directors. Securities (including restricted securities) for which reliable market quotations are not readily available are valued at a price supplied by an independent pricing service or, if none is available, at a fair price determined by the Valuation Committee of the Board of Directors in consultation with the Fund's custodian and Subadviser.

            PROLOAN MORTGAGE PIPELINE. The Fund commits to acquire ProLoan mortgage-backed securities when such securities are issued, typically six months after the origination of the underlying ProLoans. This "pipeline" of mortgage commitments is valued at a price equal to the forward price of a six-month FNMA mortgage-backed security price as calculated below. The Fund has a contractual agreement that allows it to assign ProLoan commitments to a third party at this price, and the Manager has determined that this price is equal to no more than fair market value. The Fund's fund accounting agent ("Fund Accountant") uses the following formula for determining the fair market value of the Fund's ProLoan pipeline:
            The Fund Accountant calculates the weighted average coupon rate of mortgage commitments in the Fund's pipeline, based on a pipeline summary provided by the Manager. The Fund Accountant next subtracts 0.625% from the average coupon rate, and rounds the rate down to the nearest half-percent. From this coupon rate, the Fund Accountant subtracts the spread between the one- and three-month forward prices for a 30-year FNMA with an identical coupon rate, and then subtracts an additional 0.125%.

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------

            WHEN-ISSUED AND FORWARD COMMITMENTS. The Fund's commitment to acquire mortgage-backed securities originated through the ProLoan program constitute "when-issued" commitments. When the Fund agrees to acquire securities on a when-issued basis, its custodian will segregate cash or other liquid assets equal to or greater than the amount of the commitment. The value of the securities underlying the when-issued commitment, and any subsequent fluctuations in their value, will be taken into account when determining the Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to acquire until they are paid for and delivered on the settlement date. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of that party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund will make commitments to acquire securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In those cases, the Fund may realize a gain or loss. Under normal circumstances, the Fund does not intend to commit more than 33 1/3% of its total assets to these commitments.

            If deemed advisable as a matter of investment strategy, the Fund may sell Proloans it has committed to purchase before those securities are delivered to the Fund on the settlement date. Procedures to segregate assets to cover these sales will follow the Fund's "Asset Segregation Procedures".

      (b)   Federal Income and Excise Taxes

            The Fund intends to continue to qualify each year as a "regulated investment company" under Sub chapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

      (c)   Distributions to Shareholders

            Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of distributions to shareholders determined annually in accordance with federal tax regulations which may differ from GAAP.

      (d)   Indemnification Obligations

            Under the Fund's organizational documents, its current and former officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------

            In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

      (e)   Other

            Investment transactions are accounted for on the trade date. The Fund uses the identified cost method for determining realized gain or loss on investments. Interest income including, where applicable, amortization of discount and premium on investments is recognized on the accrual basis.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      (a)   Management Fee

            The Fund has a Management Agreement with the Manager, to provide or oversee all administrative, investment advisory and portfolio management services to the Fund. Under the terms of this agreement, the Fund will pay the Manager an annual fee as follows: 0.15% of the first $300 million of the Fund's average daily net assets; and 0.13% of average daily net assets in excess of $300 million, plus all fees payable to the Subadviser. The fee is accrued daily and payable monthly.

      (b)   Subadviser Fee

            The Manager has entered into an Investment Subadvisory Agreement with Principal Global Investors, LLC. At the direction of the Manager, the Fund will pay the Subadviser a monthly fee equal to an annual rate of 0.165% of its average daily net assets.

      (c)   Administration Fee

            The Fund has entered into an Administration Agreement with U.S. Bancorp Fund Services, LLC (the "Administrator") to supervise the overall administration of the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, arranging for the maintenance of books and records of the Fund, and supervising other organizations that provide services to the Fund. The Fund pays the Administrator an annual fee of $50,000 for average daily net assets up to $150 million and 0.05% for average daily net assets greater than $150 million, payable monthly.

      (d)   Distribution Coordinator and Distribution Plan

            Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted an Amended and Restated Distribution Plan (the "Plan"). Under the Plan, the Fund is authorized to pay the Manager, as Distribution Coordinator, effective November 1, 1999, an annual rate of 0.10% of the Fund's average daily net assets, payable monthly, to compensate the Distribution Coordinator for distribution and shareholder service activities. The Distribution Coordinator has agreed to limit the Fund's total operating expenses to 0.60% per annum of the Fund's average daily net assets through December 31, 2006. The Fund will reimburse the Distribution Coordinator for such expenses incurred in the previous three-year period to the extent that the reimbursement does not cause the Fund's operating expenses to exceed the 0.60% expense limitation.

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------

            As of June 30, 2005, the cumulative unreimbursed amount paid and/or waived by the Distribution Coordinator on behalf of the Fund is $19,320. The Distribution Coordinator may recapture the amounts no later than December 31, 2008.

            Additionally, the Plan authorizes the Distribution Coordinator to enter into agreements with service providers. Effective September 1, 2002, the Distribution Coordinator has entered into an agreement with Principal Life Insurance Company (the "Service Provider") in which the Service Provider, either directly or indirectly through an affiliate, desires to provide certain distribution and shareholder services to plan sponsors and certain participants ("Plan Participants") in qualified pension or retirement plans ("Plans") in connection with their investment in the Fund. The Service Provider is an affiliate of the Subadviser. At the direction of the Distribution Coordinator, the Fund's Administrator will pay the Service Provider a monthly fee equal to the average aggregate amount invested in each month in the Fund by Plans whose Plan Participants receive services provided by the Service Provider at an annual rate of 0.10%.

      (e)   Officers and Directors

            Certain officers and directors of the Fund are also officers and directors of the Manager, Distribution Coordinator and Administrator. Directors who are not "interested persons" of the Fund, as defined by the 1940 Act, are entitled to receive from the Fund as compensation an annual fee of $2,000 each and are reimbursed for any expenses incurred in attending meetings.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from the sale of securities, excluding U.S. Government securities and short-term investments for the six months ended June 30, 2005, were as follows:

            Purchases               $ 210,340,316
            Sales                   $ 189,224,897

      The Fund purchased $16,233,818 and sold $5,845,807 in U.S. Government securities during the six months ended June 30, 2005.

NOTE 5 - REVERSE REPURCHASE AGREEMENTS

      During the six months ended June 30, 2005, the Fund entered into reverse repurchase agreements with certain brokers. Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements involve the risk that the market value of securities pledged as collateral may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------

      Such transactions are accounted for as a borrowing by the Fund and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%.

      The difference between the selling price and the repurchase price is accounted for as interest expense. At June 30, 2005, outstanding reverse repurchase agreements for the Fund, which were collateralized by mortgage-backed securities, were as follows:

                                Amount of
                                 Reverse
Collateral                      Repurchase    Interest    Maturity     Cost of        Value of
  Issuer      Counterparty      Agreements      Rate        Date      Collateral     Collateral
-----------------------------------------------------------------------------------------------
  FHLMC       Merrill Lynch    $ 1,500,000     4.500%     07/15/13   $ 1,543,020    $ 1,530,000
   UST        Merrill Lynch        650,000     3.875%     01/15/09       850,531        843,375
   UST        Merrill Lynch      2,000,000     3.625%     07/15/09     2,012,414      1,997,500
   UST        Merrill Lynch      2,750,000     5.000%     02/15/11     2,975,697      2,952,813
   UST        Merrill Lynch      1,000,000     2.000%     01/15/14     1,076,855      1,068,750
   UST        Merrill Lynch      1,100,000     4.000%     02/15/14     1,070,395      1,062,875
   UST        Merrill Lynch      1,100,000     4.750%     05/15/14     1,170,675      1,164,625
   UST        Merrill Lynch      2,000,000     4.250%     11/15/14     2,024,321      2,010,000
   UST        Merrill Lynch      2,525,000     7.250%     05/15/16     2,543,829      2,525,000
   UST        Merrill Lynch      1,000,000     5.375%     02/15/31     1,149,783      1,142,500
                               -----------                           -----------    -----------
                               $15,625,000                           $16,417,520    $16,297,438
                               ===========                           ===========    ===========

NOTE 6 - SHORT SALES

      The Fund may engage in short sales against the box, which involve selling a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale to hedge against anticipated declines in the market price of ProLoan mortgage-backed securities or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

      The short sale holdings at June 30, 2005 were as follows:

         PRINCIPAL                                              NET UNREALIZED
           AMOUNT               SECURITY              VALUE      DEPRECIATION
      --------------------------------------------------------------------------
        $12,000,000    FNMA TBA, 5.00%, 07/15/35   $12,003,744      $54,369

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------

NOTE 7 - SWAP AGREEMENTS

      In a swap transaction, two parties agree to exchange the returns earned or realized on particular predetermined investments. At June 30, 2005, the Fund had the following open swap agreements:

                                                         MATURITY      NOTIONAL
            PAY                       RECEIVE              DATE         AMOUNT        VALUE
----------------------------------------------------------------------------------------------
CDX4 HiYield 100 Name Index    Fixed Rate 3.600%        06/20/2010    $3,500,000    $ 61,597
Fixed Rate 4.332%              3 Month USD-LIBOR-BBA    05/03/2010    $3,500,000     (29,220)
                                                                                  ------------
                                                                                    $ 32,377
                                                                                  ============

NOTE 8 - INCOME TAX INFORMATION

      As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

                                                                 Amounts
                                                              ------------

            COST OF INVESTMENTS FOR TAX PURPOSES              $284,054,171
                                                              ============
            Gross tax unrealized appreciation                    4,874,613
            Gross tax unrealized depreciation                   (1,385,215)
                                                              ------------
            Net tax unrealized appreciation on investments       3,489,398
                                                              ============

      The tax composition of dividends (other than return of capital dividends) were as follows:

                                           Six Months Ended       Year Ended
                                            June 30, 2005      December 31, 2004
--------------------------------------------------------------------------------
Ordinary income (total)                       $5,287,561          $10,299,920
Ordinary income (per share)                        $0.33                $0.62
Net, long-term capital gains (total)                  $0                   $0
Net, long-term capital gains (per share)           $0.00                $0.00

      For federal income tax purposes, the Fund has a net capital loss carryforward of $2,149,606 at December 31, 2004.

                  Expiring
                  --------
                    2008            $   66,971
                    2010            $2,082,635

                        BUILDERS FIXED INCOME FUND, INC.

DIRECTOR AND OFFICER INFORMATION
--------------------------------------------------------------------------------

The Board of Directors is responsible for the overall management of the Fund's business. The Board approves all significant agreements between the Fund and persons or companies furnishing services to it, including the agreements with the Manager, Subadviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The Board of Directors delegates the day-to-day operations of the Fund to its officers, subject to the Fund's investment objective and policies and to general supervision by the Board. The Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, by calling 1-877-923-5626.

The Directors and Officers of the Fund, their business addresses and principal occupations during the past five years are:

                                                     INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------------------
                                                                                           # OF
                                                                                           PORTFOLIOS
                                         TERM OF                                           IN FUND
                          POSITION(S)    OFFICE AND                                        COMPLEX        OTHER
NAME, ADDRESS AND         HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S) DURING     OVERSEEN BY    DIRECTORSHIPS HELD
YEAR OF BIRTH             THE FUND       TIME SERVED    PAST FIVE YEARS                    DIRECTOR       BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
James D. Slebiska         Independent    Life           Central District                       1          Fifth District
4281 NE 38th Street       Director       Term;          Vice-President, United                            General Executive
Des Moines, IA  50317                    Since 1999     Brotherhood of Carpenters and                     Board, United
(Born 1944)                                             Joiners of America (Oct.                          Brotherhood of
                                                        1969-present).                                    Carpenters
----------------------------------------------------------------------------------------------------------------------------
Joseph A. Montanaro       Independent    Life           Executive Director, Directed           1          None
3221 McKelvey Road,       Director       Term;          Account Plan (formerly TWA
Suite 105                                Since 1997     Pilots DAP 401(k)), (July 1993
Bridgeton, MO 63044                                     - present) and Chairman of
(Born 1938)                                             Investment Committee (Oct. 1991
                                                        - July 1993); Co-Trustee, TWA
                                                        Flight Engineers Trust Plan
                                                        (1976 - Oct. 1991).
----------------------------------------------------------------------------------------------------------------------------
Dennis F. Penkalski       Independent    Life           Retired (August 2001-present);         1          None
W 275 S8840 Hidden        Director       Term;          Former Executive Secretary,
Lake Dr.                                 Since 2001     Treasurer (1995-2001) Milwaukee
Mukwonago, WI 53149                                     & Southern Wisconsin Regional
(Born 1942)                                             Council of Carpenters.
----------------------------------------------------------------------------------------------------------------------------
Bobby J. Yeggy            Independent    Life           Vice-President, Midwestern             1          Midwestern
6910 N. Main Street,      Director       Term;          District United Brotherhood of                    District General
Unit 9                                   Since 2003     Carpenters 2001-present;                          Executive Board,
Granger, IN 46530                                       Director of Organizing                            United Brotherhood
(Born 1947)                                             Resources, United Brotherhood                     of Carpenters
                                                        of Carpenters 1996-2001; and
                                                        Secretary/Treasurer, Northeast
                                                        Indiana District Council of
                                                        Carpenters 1991-1996.
----------------------------------------------------------------------------------------------------------------------------
Michael J. Lauer          Independent    Life           President, Indiana/Kentucky            1          None
1091 Mariner Drive        Director       Term;          Regional Council of Carpenters
Warsaw, IN 46581                         Since 2004     2003-present; Coordinator,
(Born 1956)                                             Indiana/Kentucky Regional
                                                        Council of Carpenters
                                                        1999-present;
                                                        Secretary/Treasurer, Northeast
                                                        Indiana District Council of
                                                        Carpenters 1996-1999.
----------------------------------------------------------------------------------------------------------------------------

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------

                                              INTERESTED DIRECTORS & OFFICERS
----------------------------------------------------------------------------------------------------------------------------
                                                                                           # OF
                                          TERM OF                                          PORTFOLIOS IN
                          POSITION(S)     OFFICE AND                                       FUND COMPLEX     OTHER
NAME, ADDRESS AND         HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY      DIRECTORSHIPS
YEAR OF BIRTH             THE FUND        TIME SERVED    PAST FIVE YEARS                   DIRECTOR         HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
John W. Stewart*          Chairman,       Life Term;     President, Capital Mortgage             1          None
218 Henry Road            President,      Since 1997     Management, Inc. (July
Manchester, MO 63011      Treasurer                      1997-Present);
(Born 1958)               and Secretary                  Controller/System
                                                         Administrator, Carpenters'
                                                         District Council of Greater St.
                                                         Louis (August 1988-July 1997).
----------------------------------------------------------------------------------------------------------------------------
Terry Nelson*             Director        Life Term;     Executive Secretary and                 1          United Way since
1401 Hampton Avenue                       Since 1997     Treasurer, Carpenters' District                    1993
St. Louis, MO 63139                                      Council of Greater St. Louis
(Born 1940)                                              (Aug. 1993-present); Managing
                                                         Trustee, Carpenters' District
                                                         Council of Greater St. Louis
                                                         pension fund, health and
                                                         welfare fund and vacation fund
                                                         (Aug. 1993-present); Business
                                                         Representative, Carpenters'
                                                         District Council of Greater St.
                                                         Louis (1981-Aug. 1993).
----------------------------------------------------------------------------------------------------------------------------
Michael Stewart*          Chief           Life Term;     VP of Operations, Chief                 1          None
218 Henry Road            Compliance      Since 2004     Compliance Officer, Capital
Manchester, MO 63011      Officer                        Mortgage Management Inc.
(Born 1960)                                              (February of 2002-Present)
                                                         Director of Marketing and
                                                         Operations, Centerline BTI
                                                         (Feb. 1998-Jan. 2002)
                                                         Assistant Store Manager, J.C.
                                                         Penney Co. (May 1980-Jan.1998).
----------------------------------------------------------------------------------------------------------------------------

* Mr. John Stewart is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, due to his position as President of the Fund's Manager. Mr. Nelson may be deemed to be an interested person of the Fund due to his position as a Trustee of a pension fund that owns more than 25% of the Fund's shares. Mr. Michael Stewart is an "interested person" of the Fund by nature of his employment with the Manager.

                        BUILDERS FIXED INCOME FUND, INC.
                               General Information

--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES

The Subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Directors of the Fund. You may obtain a description of these procedures without charge, by calling toll-free, 1-877-923-5626. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete portfolio schedule with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third quarters within 60 days of the end of the quarter to which it relates. The Fund's Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

--------------------------------------------------------------------------------

                                     Manager
                        CAPITAL MORTGAGE MANAGEMENT, INC.
                                 218 Henry Road
                           Manchester, Missouri 63011

                                   Subadviser
                         PRINCIPAL GLOBAL INVESTORS, LLC
                                801 Grand Avenue
                             Des Moines, Iowa 50392

                                   Distributor
                        T.O. RICHARDSON SECURITIES, INC.
                               2 Bridgewater Road
                              Farmington, CT 06032

                                    Custodian
                                 U.S. BANK, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                       Transfer Agent and Fund Accountant
                           UNIFIED FUND SERVICES, INC.
                                  P.O. Box 6110
                           Indianapolis, IN 46206-6110
                                 (877) 923-5626

                                  Legal Counsel
                               THOMPSON COBURN LLP
                               One U.S. Bank Plaza
                               St. Louis, MO 63101

                  Independent Registered Public Accounting Firm
                              DELOITTE & TOUCHE LLP
                              100 South 4th Street
                               St. Louis, MO 63102

--------------------------------------------------------------------------------

THIS REPORT IS INTENDED FOR THE SHAREHOLDERS OF THE BUILDERS FIXED INCOME FUND, INC. AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not Applicable.

      (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

      (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) BUILDERS FIXED INCOME FUND, INC.


      By (Signature and Title)  /s/ John W. Stewart
                                ------------------------------------------
                                John W. Stewart, President

      Date  September 6, 2005
            --------------------------------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By (Signature and Title)* /s/ John W. Stewart
                                ------------------------------------------
                                John W. Stewart, President and Treasurer

      Date  September 6, 2005
            --------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature